Label	Element	Value
Global X Funds
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(the “Trust”)
SUPPLEMENT DATED NOVEMBER 18, 2022
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2022 FOR EACH SERIES OF THE TRUST (THE "FUNDS") LISTED IN SCHEDULE A APPENDED HERETO, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund's Summary Prospectus, Statutory Prospectus and SAI, as applicable.

The Board of Trustees of the Trust has approved a reverse stock split of the issued and outstanding shares of each Fund listed in Schedule A hereto (the "Reverse Stock Split"). The Reverse Stock Split for each Fund will be completed after the close of business December 19, 2022.

As a result of the Reverse Stock Split, for each share of the corresponding Fund that a shareholder holds as of the close of business on December 19, 2022, the shareholder will receive a proportional number of whole shares of the Fund with the same aggregate dollar value, plus the cash value (at net asset value) of any fractional shares resulting from the Reverse Stock Split. Thus, the total dollar value of a shareholder’s investment in shares of the Fund, when added to any cash received in lieu of fractional shares, will not change due to the Reverse Stock Split, and each shareholder will continue to own approximately the same percentage (by value) of shares of the Fund immediately following the Reverse Stock Split (adjusted for any fractional shares paid in cash) as the shareholder owned immediately prior to the Reverse Stock Split. In addition, the Reverse Stock Split will not result in a material change in a shareholder’s proportional Fund ownership or voting rights, as the shares received as part of the Reverse Stock Split will provide a shareholder with approximately the same proportional Fund ownership and voting rights as the shares of the Fund owned prior to the Reverse Stock Split, adjusted by any fractional shares paid in cash. Receipt of cash in lieu of fractional shares may result in a taxable event to shareholders, and each shareholder should consult with the shareholder’s own tax advisers with respect to the appropriate treatment of the receipt of such cash payment.
SCHEDULE A

Fund Name	Ticker Symbol	Split Ratio
Global X Blockchain ETF	BKCH	1:4
Global X Education ETF	EDUT	1:3

Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X Blockchain ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Heading]	rr_RiskHeading	Global X Blockchain ETF
Global X Funds | Global X Blockchain ETF | Global X Blockchain ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BKCH
Global X Funds | Global X Education ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Heading]	rr_RiskHeading	Global X Education ETF
Global X Funds | Global X Education ETF | Global X Education ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EDUT